Business Combination (Details) - USD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Jul. 01, 2021	Jan. 21, 2021	Dec. 31, 2021	Oct. 02, 2020
Business Acquisition [Line Items]
Purchase price (in dollars per share)			$ 18.00
Related party and accrued interest converted into additional paid-in capital	$ 59.6
Number of earnout shares to be forfeited	1,437,500
Fair value of earnout shares	$ 18.3
Direct and incremental costs	58.1
Deferred underwriting fees	8.1
Other incremental costs			$ 3.6
Climate Change Crisis Real Impact I Acquisition Corporation [Member]
Business Acquisition [Line Items]
Fair value of warrants	$ 79.6
Private Placement Warrants [Member]
Business Acquisition [Line Items]
Warrants outstanding			3,148,569
Private Placement Warrants [Member] | Climate Change Crisis Real Impact I Acquisition Corporation [Member]
Business Acquisition [Line Items]
Warrants outstanding				6,600,000
Public Warrants | Climate Change Crisis Real Impact I Acquisition Corporation [Member]
Business Acquisition [Line Items]
Warrants outstanding				11,500,000
Class A Common Stock [Member] | Climate Change Crisis Real Impact I Acquisition Corporation [Member]
Business Acquisition [Line Items]
Warrants outstanding				18,100,000
Class A Common Stock [Member] | Private Placement Warrants [Member] | Climate Change Crisis Real Impact I Acquisition Corporation [Member]
Business Acquisition [Line Items]
Number of securities called by each warrant (in shares)			1
Warrants exercise price (in dollars per share)			$ 11.50
PIPE Investors [Member] | Class A Common Stock [Member]
Business Acquisition [Line Items]
Shares issued		40,000,000
Purchase price (in dollars per share)		$ 10.00
PIPE Investors [Member] | Class A Common Stock [Member] | Private Placement Warrants [Member]
Business Acquisition [Line Items]
Aggregate price		$ 400.0